Other-Financial Assets (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Other Financial Assets [Line Items]
Current Other financial assets		₩ 1,991,939	₩ 1,945,417
Non-Current Other financial assets		1,044,762	1,316,250
Loans and receivables
Other Financial Assets [Line Items]
Current Other financial assets		122,653	243,333
Non-Current Other financial assets		596,021	662,308
Loans and receivables | Gross amount
Other Financial Assets [Line Items]
Current Other financial assets		123,657	244,309
Non-Current Other financial assets		639,673	711,069
Loans and receivables | Allowance for doubtful accounts
Other Financial Assets [Line Items]
Current Other financial assets		(12)	0
Non-Current Other financial assets		(4,940)	(8,948)
Loans and receivables | Present value discount
Other Financial Assets [Line Items]
Current Other financial assets		(992)	(976)
Non-Current Other financial assets		(38,712)	(39,813)
Short-term financial instruments
Other Financial Assets [Line Items]
Current Other financial assets	[1]	1,869,286	1,702,084
Long-term financial instruments
Other Financial Assets [Line Items]
Non-Current Other financial assets	[1]	448,741	542,430
Financial assets at fair value through profit or loss
Other Financial Assets [Line Items]
Current Other financial assets	[1]	0	0
Non-Current Other financial assets	[1]	₩ 0	₩ 111,512

[1]	Certain financial assets at fair value previously recognized as other financial assets is reclassified to financial assets at fair value through profit or loss upon the adoption of IFRS 9 'Financial Instruments'.